Transactions with Executive Officers, Directors and Principal Stockholders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transactions with Executive Officers, Directors and Principal Stockholders
Loans receivable from related parties	$ 3,700	$ 3,500
Payments for advances for related parties	8,700	5,600
Proceeds repayments from related party	8,500	3,500
Deposits of related parties	20,200	17,800
Subordinated debt held by related parties	519	616
Legal fees paid	$ 16	$ 32